Available-for-sale securities	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
8. Available-for-sale securities

The Company’s available-for-sale securities represent marketable equity securities investments in Shanghai Yimeng Software Technology Co., Ltd. (“Yimeng”). As of December 31, 2017 and 2018, the carrying amount and fair value of the Company’s available-for-sale securities investment were $44,479,922 and $38,858,216, respectively. The Company recognized net unrealized losses of $
(72,688,925
), $
(41,390,549
) and $
(4,652,640
), net of tax of $18,172,231, $10,347,637 and $1,163,160 during 2016, 2017 and 2018, respectively, which is recorded in other comprehensive income (loss).